Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Cost:
Product and distribution rights, cost	$ 79,921	$ 77,224
Other deferred costs, cost		186
Intangible assets and deferred costs, cost	79,921	77,410
Accumulated amortization and impairment charges:
Product and distribution rights, accumulated amortization	72,829	71,157
Impairment		139
Other deferred costs, accumulated amortization		186
Intangible assets and deferred costs, accumulated amortization	72,829	71,482
Intangible assets and deferred costs, net	$ 7,092	$ 5,928